UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Ospraie Management, LLC
Address:       320 Park Avenue, 27th Floor
               New York, New York 10022

Form 13F File Number:  28-11391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Michael Fischer
Name:          Ospraie Management, LLC
Title:         General Counsel
Phone:         212-602-5000


Signature, Place, and Date of Signing:

/s/ Michael Fischer              New York, NY                 05/15/08
-------------------              ---------------              ------------
   [Signature]                   [City, State]                 [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)
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
                                   TITLE OF                  VALUE     SHRS OR    SH/ PUT/  INVSTMNT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                       CLASS         CUSIP   (x$1000)    PRN AMT    PRN CALL   DSCRTN    MANAGERS  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALCOA INC                       COM              013817101     51,386  1,425,000     SH       SOLE     N/A      1,425,000
ASHLAND INC NEW                 COM              044209104     35,475    750,000     SH       SOLE     N/A       750,000
BJ SVCS CO                      COM              055482103    123,404  4,328,463     SH       SOLE     N/A      4,328,463
CALPINE CORP                    COM              131347304    104,220  5,658,000     SH       SOLE     N/A      5,658,000
CHESAPEAKE ENERGY CORP          COM              165167107     54,226  1,175,000     SH       SOLE     N/A      1,175,000
CLARK HLDGS INC                 UNIT 12/31/2010  18145M208      5,013  1,250,000     SH       SOLE     N/A      1,250,000
COMMERCIAL METALS CO            COM              201723103      4,882    162,900     SH       SOLE     N/A       162,900
COMPTON PETE CORP               COM              204940100     65,971  5,925,300     SH       SOLE     N/A      5,925,300
CUMMINS INC                     COM              231021106      8,194    175,000     SH       SOLE     N/A       175,000
CYTEC INDS INC                  COM              232820100    102,310  1,899,900     SH       SOLE     N/A      1,899,900
ENDEAVOUR INTL CORP             COM              29259G101      2,140  1,609,317     SH       SOLE     N/A      1,609,317
ENERGY XXI (BERMUDA) LTD        COM SHS          G10082108     13,728  3,522,150     SH       SOLE     N/A      3,522,150
F M C CORP                      COM NEW          302491303     61,039  1,100,000     SH       SOLE     N/A      1,100,000
FREEPORT-MCMORAN COPPER & GO    COM              35671D857     32,715    340,000     SH       SOLE     N/A       340,000
GASTAR EXPL LTD                 COM              367299104     11,900  9,154,050     SH       SOLE     N/A      9,154,050
GASTAR EXPL LTD                 COM              367299104     11,900  9,154,050     SH     DEFINED    N/A      9,154,050
INTL PAPER CO                   COM              460146103     83,640  3,075,000     SH       SOLE     N/A      3,075,000
KHD HUMBOLDT WEDAG INTL LTD     COM              482462108      7,308    300,000     SH       SOLE     N/A       300,000
LENNAR CORP                     CL A             526057104     28,042  1,490,800     SH       SOLE     N/A      1,490,800
LENNAR CORP                     CL B             526057302     52,181  3,025,000     SH       SOLE     N/A      3,025,000
NOVA BIOSOURCE FUELS INC        COM              65488W103      2,203  1,458,825     SH       SOLE     N/A      1,458,825
NOVA BIOSOURCE FUELS INC        COM              65488W103      2,203  1,458,774     SH     DEFINED    N/A      1,458,774
OM GROUP INC                    COM              670872100      2,182     40,000     SH       SOLE     N/A        40,000
ORMAT TECHNOLOGIES INC          COM              686688102      4,946    115,000     SH       SOLE     N/A       115,000
OSG AMER L P                    COM UNIT LPI     671028108        550     40,000     SH       SOLE     N/A        40,000
OVERSEAS SHIPHOLDING GROUP      COM              690368105     19,345    276,200     SH       SOLE     N/A       276,200
SEABOARD CORP                   COM              811543107     93,391     59,675     SH       SOLE     N/A        59,675
SMITHFIELD FOODS INC            COM              832248108     59,892  2,325,000     SH       SOLE     N/A      2,325,000
TSAKOS ENERGY NAVIGATION LTD    SHS              G9108L108      4,863    158,100     SH       SOLE     N/A       158,100
WESCO INTL INC                  COM              95082P105    140,870  3,860,500     SH       SOLE     N/A      3,860,500
XTO ENERGY INC                  COM              98385X106    151,557  2,450,000     SH       SOLE     N/A      2,450,000

                              31                           1,341,676

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         31
Form 13F Information Table Value Total:         1,341,676
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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